FINANCIAL ASSETS AND LIABILITIES - Foreign Currency Risk (Details) € in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2016 USD ($) swaps	Jun. 30, 2016 EUR (€) contract	Dec. 31, 2015 contract
Derivative [Line Items]
Number of foreign currency swap contracts outstanding | contract		12	24
Number of foreign currency swaps maturing during the period | swaps	6
Proceeds from sale of derivative instruments	$ 75.0
Derivative, notional amount | €		€ 66.9
USD/EUR Deposit Swap Contract [Member]
Derivative [Line Items]
Derivative, term of contract	91 days
Unrealized foreign exchange loss	$ 0.7
Foreign exchange mark to market gain	$ 0.8